Presentation and preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Presentation and preparation of the Consolidated Financial Statements [Abstract]
Schedule of Consolidated Financial Statement

The consolidated financial statement includes PicS N.V and the following subsidiaries:

Entity	Country	Principal activities	December 31, 2025	December 31, 2024	Control
PicS Ltd.	Cayman	Holding	99.61%	99.61%	Direct
PicS Holding Ltda	Brazil	Holding	100.00%	83.66%	Indirect
PicPay Instituição de Pagamento S.A.	Brazil	Financial services (1)	100.00%	100.00%	Indirect
PicPay Bank - Banco Múltiplo S.A.	Brazil	Bank services (1)	100.00%	100.00%	Indirect
Crednovo Sociedade de Empréstimo Entre Pessoas S.A.	Brazil	P2P Lending Services	100.00%	100.00%	Indirect
PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda	Brazil	Brokerage firm and securities dealer Company	100.00%	100.00%	Indirect
Guiabolso Correspondente Bancário e Serviços Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Guiabolso Pagamentos Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
BX Negócios Inteligentes Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios Não- Padronizados PicPay I (2)	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios PicPay FGTS (2)	Brazil	Receivable Investment fund	15.46%	15.46%	Indirect
PicPay Participações e Investimentos Ltda (3)	Brazil	Holding	100.00%	N/A	Direct
Nosso Time iGaming S.A. (3)	Brazil	Sportbook	95.25%	N/A	Indirect
PicPay Holding Ltda (3)	Brazil	Holding	100.00%	N/A	Direct
Zem Collection Ltda (3)	Brazil	Debt Collection Agency	100.00%	N/A	Indirect

(1)	Bank activities are focused on CDB (Certificado de Depósito Bancário, Certificate of Deposit), lending, and funding. Financial services activities are focused on payment services, credit card, discount receivables, and other financial activities.

(2)	The % interest represents the percentage of the subordinated quotas issued by the “FIDC PicPay I” (Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I) and “FIDC FGTS” (Fundo de Investimentos em Direitos Creditórios PicPay FGTS) held by the Group.

(3)	In 2025, the Company founded four new entities: PicPay Participações e Investimentos Ltda (April 07), Nosso Time iGaming S.A (May 07), PicPay Holding Ltda (September 15), and Zem Collection Ltda (September 18).